Taxation	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxation

13.	Taxation

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts its primary business operations through the subsidiaries in the PRC. Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain arising in Cayman Islands. Additionally, upon payments of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Lucas BVI is incorporated in the British Virgin Islands and conducts its primary business operations through the subsidiaries in the PRC. Under the current laws of the British Virgin Islands, Lucas BVI is not subject to tax on income or capital gains. Additionally, upon payments of dividends by the Company to its shareholders, no BVI withholding tax will be imposed.

Hong Kong

Lucas GC Limited are incorporated in Hong Kong and are subject to Hong Kong profits tax rate. Under the two-tiered profits tax rates regime, the first 2,000 Hong Kong Dollar (“HKD”) of profits of the qualifying company entity will be taxed at 8.25%, and profits above HKD2,000 will be taxed at 16.5%. Additionally, upon payments of dividends by the Company to its shareholders, no HK withholding tax will be imposed.

PRC

Under the PRC Enterprise Income Tax Law (the “EIT Law”), the standard enterprise income tax rate for domestic enterprises and foreign invested enterprises is 25%. EIT grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”) at a rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. The Company’s subsidiaries, Lucas China and Luogaoshi were approved as a HNTE and is entitled to a reduced income tax rate of 15% beginning from October 2017 and November 2018, respectively, and renewing the HNTE in December 2020 and December 2021, respectively. Lucas China renewed its HNTE in November 2023. The certificate is valid for three years.

According to relevant laws and regulations promulgated by the State Administration of Tax of the PRC effective from 2018 onwards, enterprises engaging in research and development activities are entitled to claim an additional tax deduction amounting to 75% or 100% of qualified R&D expenses incurred in determining its tax assessable profits for that year (“Super Deduction”). The additional deduction of 100% or 75% of qualified R&D expenses can only be claimed directly in the annual EIT filling and subject to the approval from the relevant tax authorities.

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

13.	Taxation (cont.)

The following table sets forth current and deferred portion of income tax benefit of the Company and its consolidated subsidiaries:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expense	-	-	177
Deferred income tax benefit	(7,880)	(10,167)	2,470
Total	(7,880)	(10,167)	2,647

A reconciliation of the Company’s PRC statutory tax rate to the effective income tax rate during the periods is as follows:

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income before income tax	70,301	29,918	12,502
Expected taxation at PRC statutory tax rate	17,575	7,479	2,593
Impact of preferential tax rates	(6,711)	(5,898)	(3,525)
Research and development super-deduction	(18,676)	(20,148)	(15,466)
Effect of True up to Tax Return	258	(345)	15,843
Non-deductible expenses	-	10	7
Effect of income tax rate differences in jurisdictions other than the PRC	10	1,836	176
Change in valuation allowance	(336)	7,160	2,842
Others	-	(261)	177
Income tax benefits	(7,880)	(10,167)	2,647

As of December 31, 2024 and 2025, the significant components of the deferred tax assets were summarized below:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Net operating loss carryforward	28,656	28,642
Allowance of credit losses	3,803	4,190
Gross deferred assets	32,459	32,832
Less: Valuation allowance	(10,189)	(13,032)
Total deferred tax assets, net	22,270	19,800

As of December 31, 2024 and 2025, the movement of the valuation allowance were as below:

	As of December 31,
	2024	2025
	RMB	RMB
Balance at beginning of the year	3,029	10,189
Additions	7,705	7,278
Decrease	(545)	(4,435)
Balance at end of the year	10,189	13,032

LUCAS GC LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2023, 2024 and 2025

(All amounts in thousands, except for share and per share data, unless otherwise noted)

13.	Taxation (cont.)

For entities incorporated in Hong Kong, net loss can be carried forward indefinitely; for entities incorporated in PRC mainland, net loss can be carried forward for five years, and for entities qualified as HNTE, net loss can be carried forward for ten years. As of December 31, 2024 and 2025, the Company had net operating loss carryforwards of approximately RMB160,543 and RMB144,912, respectively, which arose from the Company’s subsidiaries established in the PRC, and net operating loss carryforwards of approximately RMB10,368 and RMB12,351, respectively, for entities incorporated in Hong Kong. As of December 31, 2024 and 2025, deferred tax assets from the net operating loss carryforwards amounted to RMB28,656 and RMB28,642, respectively, which can be carried forward ten years for HNTEs.

Valuation allowances provided on the deferred tax assets mainly related to the tax losses carried forward due to the uncertainty surrounding their realization. If events occur in the future that improve the certainty of realization, an adjustment to the valuation allowances will be made and consequently income tax expenses will be reduced.